SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Interim financial statements
a.	Interim financial statements:

The interim condensed consolidated balance sheet as of June 30, 2021 and the related interim condensed consolidated statements of operations, comprehensive loss and cash flows for the six months ended June 30, 2021 and 2020, and the statements of changes in shareholders’ equity for the six months ended June 30, 2021, are unaudited. This unaudited information has been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial statements, and on the same basis as the audited annual consolidated financial statements. In management’s opinion, this unaudited information reflects all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial information, in accordance with generally accepted accounting principles, for interim financial reporting for the periods presented and accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for audited financial statements. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These interim condensed consolidated financial statements should be read in conjunction with the 2020 annual consolidated financial statements and the notes thereto. The interim condensed consolidated balance sheet data as of December 31, 2020 was derived from the 2020 annual consolidated financial statements, but does not include all disclosures required by U.S. GAAP.

Use of estimates
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

In light of the currently unknown extent and duration of the COVID-19 pandemic, the Company faces a greater degree of uncertainty than normal in making the judgments and estimates needed to apply certain of the Company’s significant accounting policies. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of June 30, 2021 and through the date of issuance of this report. These estimates may change, as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.